Schedule - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 20,335	$ 16,564	$ 15,566
Charged to costs and expenses	6,100	5,851	4,498
Charged to other accounts	12,754	1,176	1,659
Deductions	(2,791)	(3,256)	(5,159)
Ending Balance	36,398	20,335	16,564
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	127,202	117,011	137,836
Charged to costs and expenses	12,725	23,199	23,708
Charged to other accounts	4,418	2,552
Deductions	(16,138)	(15,560)	(44,533)
Ending Balance	$ 128,207	$ 127,202	$ 117,011